Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events
Subsequent Events

Note 10 — Subsequent Events

The Company has evaluated subsequent events through the date these unaudited condensed financial statements were available for issuance and determined that other than the item disclosed below, there were no subsequent events that would require adjustment or disclosure.

●	On April 2, 2023, the Company entered into an amendment to advisory agreement with Sett & Lucas Limited (S&L). Pursuant to such agreement, Company will pay S&L a success fee upon successful completion of the Business Combination of $4.0 million (consisting of $1.0 million in cash and the issuance of 300,000 shares valued at $3.0 million).
●	On April 14, 2023, May 18, 2023 and June 14, 2023, the Sponsor deposited $150,000 into the Trust Account on each date, on behalf of the Company, to extend the time available to the Company to consummate its Business Combination to May 20, 2023, June 20, 2023 and July 20, 2023 respectively.
●	On June 1, 2023, Director Founder Share Assignment Agreement was entered by and between the Sponsor, and certain directors, under which the Sponsor agreed to transfer 250,000 Founder Shares to such directions, upon the closing of the Company’s Business Combination. The shares granted on June 1, 2023 had an aggregate fair value using the scenario analysis, of which the stock price input into the founder shares scenario analysis was valued using a binomial lattice, of $2,425,500 ($9.70 per share). The transfer of the Founder Shares is in the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The Founders Shares were granted subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the Founders Shares is recognized only when the performance condition is probable of occurrence under the applicable accounting literature in this circumstance. The Company determined that a Business Combination is not considered probable, and, therefore, no stock-based compensation expense has been recognized. Stock-based compensation would be recognized at the date a Business Combination is considered probable (i.e., upon consummation of a Business Combination) in an amount equal to the number of Founders Shares that ultimately vest multiplied times the grant date fair value per share (unless subsequently modified).
●	On June 13, 2023, Company entered into a fees reduction agreement with Cantor Fitzgerald & Co. (“Cantor”), the underwriters. Pursuant to such agreement, in the event that the Company elects (in its sole discretion) to consummate the Business Combination with DigiAsia, Cantor agrees that it will forfeit up to $4,500,000 of the aggregate $9,000,000 of deferred fee that would otherwise be payable to it pursuant to the underwriting agreement. The remainder of the deferred fee shall be payable to Cantor as a non-refundable cash fee equal to 25% of the dollar amount that remains in the Trust Account in connection with the consummation of the Business Combination, with such dollar amount in the Trust Account subject to maximum capping of $4,500,000.
●	On June 15, 2023, the Sponsor has given additional interest free unsecured loan of $200,000 to the Company to meet working capital requirements.
●	On June 16, 2023, the Company entered into an agreement with Morrow Sodali to act as the solicitation agent for the shareholders of the Company.
●	On June 21, 2023, the Company received a notice from the Nasdaq Stock Market LLC indicating that the Company’s Market Value of Listed Securities for the last 30 consecutive business days was below the required minimum of US$35 million for continued listing on the Nasdaq Capital Markets under Nasdaq Listing Rule 5550(b)(2).
●	On June 22, 2023, the Company entered into First amendment to Business Combination agreement to amend termination date from June 30, 2023 to December 29, 2023.

Note 10 — Subsequent Events

The Company has evaluated subsequent events through the date these financial statements were available for issuance and determined that other than the items disclosed below, there were no subsequent events that would require adjustment or disclosure.

Business Combination agreements:

On January 5, 2023, The Company issued a press release announcing the execution of a Business Combination Agreement with DigiAsia Bios Pte. Ltd., a Singapore private company limited by shares (“DigiAsia”), and the other parties thereto (as may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”). Upon the terms and subject to the conditions of the Business Combination Agreement, and in accordance with applicable law, StoneBridge Acquisition Pte. Ltd., a Singapore private company limited by shares and a direct, wholly owned subsidiary of the Company, will amalgamate with DigiAsia, with DigiAsia surviving the amalgamation as a wholly owned subsidiary of the Company (the “Business Combination”).

In connection with the execution of the Business Combination Agreement, StoneBridge Acquisition Sponsor LLC, a Delaware limited liability company (“Sponsor”) entered into a support agreement with DigiAsia (the “Sponsor Support Agreement”) pursuant to which the Sponsor has agreed to vote all StoneBridge Ordinary Shares beneficially owned by it in favor of the Amalgamation. Pursuant to the Sponsor Support Agreement, the Sponsor has also agreed to certain share lock-up provisions (the “Sponsor Lock-up Provisions”).

In addition, in connection with the execution of the Business Combination Agreement, certain shareholders of DigiAsia entered into a support agreement (the “DigiAsia Shareholder Support Agreement”) with StoneBridge and DigiAsia pursuant to which such shareholders agreed to vote all shares of DigiAsia beneficially owned by them in favor of the Amalgamation.

In connection with the Transactions, StoneBridge, DigiAsia and certain shareholders of DigiAsia who will receive PubCo Ordinary Shares pursuant to the Business Combination Agreement, have entered into a registration rights agreement (“Registration Rights Agreement”), to become effective upon the Closing.

Prior to the consummation of the Transactions, certain DigiAsia shareholders, including all executive officers, heads of business lines and directors of DigiAsia as well as any other existing shareholder of DigiAsia holding greater than 1% of its share capital, will enter into a lock-up agreement (the “DigiAsia Shareholder Lock-up Agreement”) with DigiAsia and StoneBridge. Under the terms of the DigiAsia Shareholder Lock-up Agreement, and under the terms of the Sponsor Lock-up Provisions contained in the Sponsor Support Agreement, such certain DigiAsia shareholders and the Sponsor, each agree, subject to certain customary exceptions, not to:

(i) sell, offer to sell, contract or agree to sell, assign, lend, offer, encumber, donate, hypothecate, pledge, grant any option, right or warrant to purchase or otherwise transfer, dispose of or agree to transfer or dispose of, directly or indirectly, or establish or increase a put equivalent position or liquidate or decrease a call equivalent position (A) any PubCo Ordinary Shares, or (B) any securities convertible into or exercisable or exchangeable for PubCo Ordinary Shares, in each case, held by it immediately after the Effective Time (the “Lock-up Shares”)

(ii) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any of the Lock-up Shares, whether any such transaction is to be settled by delivery of such securities, in cash or otherwise or; or

(iii) publicly announce any intention to effect any transaction specified in clause (i) or (ii) above until the earlier of (A) (1) with respect to the DigiAsia shareholder’s Lock-Up Shares and 250,000 of the Sponsor’s Lock-Up Shares, nine months after the Closing Date, or (2) in the case of the remainder of the Sponsor’s Lock-Up Shares, six months after the Closing Date, and (B) subsequent to the Amalgamation, (1) if the last sale price of PubCo Ordinary Shares equals or exceeds $12.00 per PubCo Ordinary Share (as adjusted for share splits, share consolidations, share capitalizations, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Amalgamation, or (2) the date on which PubCo completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of PubCo’s shareholders having the right to exchange their PubCo Ordinary Shares for cash, securities or other property.

In connection with the Closing, StoneBridge, the Sponsor and Alexander Rusli (the “Founder”) will enter into a Director Nomination Agreement (the “Director Nomination Agreement”) pursuant to which the parties agreed that, among other things, at every meeting of PubCo Board of Directors (the “PubCo Board”), or a committee thereof, or action by written consent, at or by which directors of PubCo are appointed by PubCo Board or are nominated to stand for election and elected by shareholders of PubCo, the Sponsor shall have the right to appoint or nominate for election to PubCo Board, as applicable, two individuals (each a “Nominee,” and together, the “Nominees”), to serve as directors of PubCo; provided, that such Nominees shall be reasonably acceptable to the Founder. Further, PubCo shall take, and the Founder shall use his best efforts to cause PubCo to take, all necessary actions within its control, such that, as of the Effective Time, the Nominees shall either be elected by PubCo’s shareholders at the meeting held to approve the Transactions or appointed to PubCo Board.

Redemption of ordinary shares:

On January 20, 2023, The Company held an extraordinary general meeting of shareholders (the “Extraordinary General Meeting”), at which shareholders properly elected to redeem an aggregate of 16,988,575 Class A Ordinary Shares at a redemption price of approximately $10.318 per share (the “Redemption”), for an aggregate redemption amount of approximately $175,285,892 Following such redemptions, approximately $31,461,507 will remain in the StoneBridge trust account.

Extension of time period:

On January 20, 2023, at the Extraordinary General Meeting, the Company’s shareholders approved the proposal to amend the Company’s Amended and Restated Memorandum and Articles of Association (the “Extension Amendment”) to give the Company the right to extend the date by which it has to consummate a business combination from January 20, 2023 up to 6 times for an additional one (1) month each time up to July 20, 2023 (i.e., for a period of time ending up to 24 months after the consummation of its initial public offering).

On January 31, 2023, the Company’s sponsor (or one or more of its affiliates or third-party designees) (the “Sponsor”) has made a deposit (the “Extension Payment”) into the Trust Account in the amount of $150,000, which was equal to $0.05 for each Class A Ordinary Share outstanding after giving effect to the Redemption in an amount not to exceed $150,000, in exchange for a non-interest bearing, unsecured promissory note issued by StoneBridge to the Sponsor that will not be repaid in the event that the Company is unable to close a business combination unless there are funds available outside the trust account to do so.

On February 16, 2023 and March 13, 2023, the Sponsor deposited $150,000 into the Trust Account on each date, on behalf of the Company, to extend the time available to the Company to consummate its initial business combination to March 20, 2023 and April 20, 2023, respectively.

Notice of Delisting:

On March 7, 2023, StoneBridge received a written notice (the “Notice”) from the Nasdaq Listing Qualifications Department of The Nasdaq Stock Market (“Nasdaq”) indicating that Stonebridge was not in compliance with Listing Rule 5550(a)(3), which requires Stonebridge to have at least 300 public holders for continued listing on the Nasdaq Capital Market (the “Minimum Public Holders Rule”). The Notice is only a notification of deficiency, not of imminent delisting, and has no current effect on the listing or trading of Stonebridge’s securities on the Nasdaq Capital Market.